Financial Instruments - Schedule of Financial Instruments Measured at Fair Value through Profit and Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Financial Instruments Measured at Fair Value through Profit and Loss [Line Items]
Financial liabilities		$ 574
Level 1 [Member]
Schedule of Financial Instruments Measured at Fair Value through Profit and Loss [Line Items]
Financial liabilities
Level 3 [Member]
Schedule of Financial Instruments Measured at Fair Value through Profit and Loss [Line Items]
Financial liabilities		$ 574	$ 522